Note 21 - Other Liabilities	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
21	Other liabilities

(i)	Other liabilities – Non-current
	Year ended December 31,
	2017	2016
Post-employment benefits	125,012	125,161
Other-long term benefits	68,244	66,714
Miscellaneous	24,040	21,742
	217,296	213,617

Post-employment benefits

▪	Unfunded

	Year ended December 31,
	2017	2016
Values at the beginning of the year	96,229	107,601
Translation differences	2,893	(2,204)
Current service cost	7,851	4,625
Interest cost	5,462	6,371
Curtailments and settlements	21	24
Remeasurements (*)	10,907	(4,501)
Benefits paid from the plan	(22,107)	(13,921)
Other	633	(1,766)
At the end of the year	101,889	96,229

(*) For
2017
a loss of
$0.08
million is attributable to demographic assumptions and a loss of
$10.6
million to financial assumptions. For
2016
a loss of
$0.6
and a gain of
$5.1
million is attributable to demographic and financial assumptions, respectively.

The principal actuarial assumptions used were as follows:
	Year ended December 31,
	2017	2016
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%

As of
December 31, 2017,
an increase / (decrease) of
1
%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$8.2
million and
$7.2
million respectively, and an increase / (decrease) of
1%
in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of
$4.0
million and
$4.2
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

▪	Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
	2017	2016
Present value of funded obligations	165,486	159,612
Fair value of plan assets	(145,692)	(132,913)
Liability (*)	19,794	26,699

(*) In
2017
and
2016,
$3.3
million and
$2.2
million corresponding to an overfunded plan were reclassified within other non-current assets, respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
	2017	2016
At the beginning of the year	159,612	153,974
Translation differences	7,300	384
Current service cost	592	162
Interest cost	6,034	6,403
Remeasurements (*)	3,602	7,753
Benefits paid	(11,654)	(9,064)
At the end of the year	165,486	159,612

(*) For
2017
a gain of
$0.4
million is attributable to demographic assumptions and a loss of
$4.1
million to financial assumptions. For
2016
a gain of
$0.9
and a loss of
$8.7
million is attributable to demographic and financial assumptions, respectively.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
	2017	2016
At the beginning of the year	(132,913)	(128,321)
Translation differences	(6,802)	365
Return on plan assets	(5,849)	(7,022)
Remeasurements	(5,874)	(3,022)
Contributions paid to the plan	(6,230)	(4,374)
Benefits paid from the plan	11,654	9,064
Other	323	397
At the end of the year	(145,692)	(132,913)

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2017	2016
Equity instruments	53.4%	52.4%
Debt instruments	42.9%	43.9%
Others	3.7%	3.7%

The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2017	2016
Discount rate	4%	4%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of
December 31, 2017,
an increase / (decrease) of
1%
in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of
$17.0
million and
$20.9
million respectively, and an increase / (decrease) of
1%
in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of
$2.2
million and
$1.8
million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may
be correlated.

The employer contributions expected to be paid for the year
2018
amount approximately to
$3.5
million.

The methods and types of assumptions used in preparing the sensitivity analysis did not
change compared to the previous period.

(ii)	Other liabilities – current

	Year ended December 31,
	2017	2016
Payroll and social security payable	141,886	125,991
Liabilities with related parties	51	135
Derivative financial instruments	39,799	42,635
Miscellaneous	15,768	15,126
	197,504	183,887